10. DISCONTINUED OPERATIONS	9 Months Ended
Sep. 30, 2014
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

DISCONTINUED OPERATIONS

Prior to December 31, 2013, the Company provided hard copy and digital format oil and gas production maps for the oil and gas industry. On December 31, 2013, the Company sold its oil and gas mapping business to its former Chief Executive Officer in consideration for his agreement to assume all liabilities associated with the mapping business. At the time of the transfer, the mapping business had assets of $2,729 and liabilities of $2,277. The Company recognized a loss on the transfer of $452 which was charged to equity. There was no gain or loss on disposal relating to the Company’s discontinued operations.

The components of the discontinued operations are as follows:

June 5, 2013 (Inception) to December 31, 2013
Revenues	$455
Cost of services	183
Gross profit	272
Operating expenses
General administrative	9,229
Total operating expenses	9,229
Net loss	$(8,957)